Goodwill and Intangible Assets, Net - Details of Total Goodwill (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Goodwill [Line Items]
Goodwill resulting from immaterial acquisition	$ 80,193
Value of intangible asset	154,026	141,278
Actix [Member]
Goodwill [Line Items]
Goodwill resulting from immaterial acquisition	80,193
Research and development [Member] | Actix [Member]
Goodwill [Line Items]
In-process research and development	2,700
Core technology [Member]
Goodwill [Line Items]
Value of intangible asset	64,005	48,734
Core technology [Member] | Actix [Member]
Goodwill [Line Items]
Value of intangible asset	27,200
Useful life of intangible assets	4 years
Customer relationships [Member]
Goodwill [Line Items]
Value of intangible asset	79,455	82,088
Customer relationships [Member] | Actix [Member]
Goodwill [Line Items]
Value of intangible asset	19,500
Useful life of intangible assets	4 years
Other [Member]
Goodwill [Line Items]
Value of intangible asset	10,566	10,456
Other [Member] | Actix [Member]
Goodwill [Line Items]
Value of intangible asset	$ 2,200
Useful life of intangible assets	5 years